Financial Instruments and Related Risk Management (Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	$ 941	$ 901	$ 499
Investment at FVTOCI (Note 15)	190	200
Notes and debentures	512	542
Long-term debt (Note 18)	8,913	8,040
Other Long-Term Debt	0	7
Non-current Financial Assets At Amortised Cost	19	0
Non-current Financial Asstes at Fair Value through Profit or Loss	45	44
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	20	7
Investment at FVTOCI (Note 15)	190	200
Non-current Financial Asstes at Fair Value through Profit or Loss	45	44
Recurring fair value measurement [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(16)	(35)
Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	173	148
Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	499	500
Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	13	42
Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	8,884	7,910
Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	29	130
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	180	190
Non-current Financial Assets At Amortised Cost	16	0
Non-current Financial Asstes at Fair Value through Profit or Loss	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	35	19
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	493
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	3,110	3,581
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	0	0
Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	20	7
Investment at FVTOCI (Note 15)	0	0
Non-current Financial Assets At Amortised Cost	0	0
Non-current Financial Asstes at Fair Value through Profit or Loss	0	0
Level 2 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(16)	(35)
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	138	129
Level 2 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	502	0
Level 2 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	13	42
Level 2 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	5,462	3,656
Level 2 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	29	130
Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	10	10
Non-current Financial Assets At Amortised Cost	0	0
Non-current Financial Asstes at Fair Value through Profit or Loss	45	44
Level 3 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Level 3 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	0	0
Level 3 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 3 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 3 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	0	0
Level 3 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	$ 0	$ 0